Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2023			215,543,739
Beginning balance at Dec. 31, 2023	$ 16,589,046	$ 16,588,830	$ 2,676	$ 6,594,556	$ (819,305)	$ 8,304	$ 10,802,599	$ 216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(680,481)	(680,481)			(680,481)
Dividends declared on ordinary shares	(49,800)	(49,800)					(49,800)
Share cancellation (in shares)			(11,000,000)
Share cancellation	0		$ (118)	(802,170)	802,288
Ordinary shares issued, net of tax withholdings	(19,491)	(19,491)		(69,099)	52,544		(2,936)
Share-based compensation	57,668	57,668		57,668
Total comprehensive (loss) income	1,119,479	1,119,482				67,102	1,052,380	(3)
Ending balance (in shares) at Jun. 30, 2024			204,543,739
Ending balance at Jun. 30, 2024	17,016,421	17,016,208	$ 2,558	5,780,955	(644,954)	75,406	11,802,243	213
Beginning balance (in shares) at Mar. 31, 2024			215,543,739
Beginning balance at Mar. 31, 2024	16,955,806	16,955,594	$ 2,676	6,614,795	(1,144,579)	75,502	11,407,200	212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(344,665)	(344,665)			(344,665)
Dividends declared on ordinary shares	(49,800)	(49,800)					(49,800)
Share cancellation (in shares)			(11,000,000)
Share cancellation	0		$ (118)	(802,170)	802,288
Ordinary shares issued, net of tax withholdings	(25,281)	(25,281)		(63,960)	42,002		(3,323)
Share-based compensation	32,290	32,290		32,290
Total comprehensive (loss) income	448,071	448,070				(96)	448,166	1
Ending balance (in shares) at Jun. 30, 2024			204,543,739
Ending balance at Jun. 30, 2024	17,016,421	17,016,208	$ 2,558	5,780,955	(644,954)	75,406	11,802,243	213
Beginning balance (in shares) at Dec. 31, 2024			204,543,739
Beginning balance at Dec. 31, 2024	17,184,832	17,184,623	$ 2,558	5,809,276	(1,425,652)	42,683	12,755,758	209
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(1,002,676)	(1,002,676)			(1,002,676)
Dividends declared on ordinary shares	(98,319)	(98,319)					(98,319)
Share cancellation (in shares)			(8,500,000)
Share cancellation	0		$ (92)	(557,394)	557,486
Ordinary shares issued, net of tax withholdings	(52,629)	(52,629)		(229,774)	173,041		4,104
Share-based compensation	100,214	100,214		100,214
Total comprehensive (loss) income	1,815,863	1,815,862				(86,207)	1,902,069	1
Ending balance (in shares) at Jun. 30, 2025			196,043,739
Ending balance at Jun. 30, 2025	17,947,285	17,947,075	$ 2,466	5,122,322	(1,697,801)	(43,524)	14,563,612	210
Beginning balance (in shares) at Mar. 31, 2025			196,043,739
Beginning balance at Mar. 31, 2025	17,192,299	17,192,089	$ 2,466	5,264,597	(1,410,655)	(15,580)	13,351,261	210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(444,516)	(444,516)			(444,516)
Dividends declared on ordinary shares	(48,400)	(48,400)					(48,400)
Share cancellation (in shares)			0
Share cancellation	0		$ 0	0	0
Ordinary shares issued, net of tax withholdings	(56,321)	(56,321)		(215,233)	157,370		1,542
Share-based compensation	72,958	72,958		72,958
Total comprehensive (loss) income	1,231,265	1,231,265				(27,944)	1,259,209
Ending balance (in shares) at Jun. 30, 2025			196,043,739
Ending balance at Jun. 30, 2025	$ 17,947,285	$ 17,947,075	$ 2,466	$ 5,122,322	$ (1,697,801)	$ (43,524)	$ 14,563,612	$ 210